ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Other taxes payable	$ 4,423	$ 4,604
Other payables of used car trading business	3,308	5,357
Accrued professional fee	2,804	3,043
Others	4,148	4,298
Total	$ 14,683	$ 17,302	$ 10,644